DECOMMISSIONING FUND	12 Months Ended
Dec. 31, 2021
DECOMMISSIONING FUND
DECOMMISSIONING FUND

NOTE 9 - DECOMMISSIONING FUND

The decommissioning of nuclear power plants is a set of measures taken to safely remove a nuclear installation from service, reducing residual radioactivity to levels that allow the site to be released for restricted or unrestricted use. To allow for the inclusion of costs to be incurred with the decommissioning of the Angra 1 and 2 plants, an obligation to demobilize assets was recorded in the accounts, based on technical studies prepared by the Company, as set out in note 34.

Annually, Eletrobras establishes the amount to be paid to the financial fund for the decommissioning of the Angra 1 and Angra 2 plants, considering as a calculation basis the portion considered by the ANEEL in the fixed revenue of these plants. For the fiscal year 2021, the amount deposited was R$ 186,781 (R$ 184,960 in the year ended December 31, 2020).

This fund is maintained with Banco do Brasil, through a long-term extra-market investment fund, exclusively to accumulate the funds destined to cover decommissioning activities. The ownership of this fund belongs to Eletrobras, as determined by the CNPE.

Details of the fund mentioned above are as follows:

	12/31/2021	12/31/2020
Public Securities	1,990,189	1,593,736
Buyback Transactions	74,551	165,359
U.S. Dollar Futures	(9,068)	(5,303)
Other	41	35
Total	2,055,713	1,753,827

In the year ended December 31, 2021, the decommissioning fund presented a financial increase of R$ 78,680 (R$ 405,281 for the year ended December 31, 2020), due to the decommissioning of the Financial Fund portfolio containing a public bond linked to the variation of the U.S. dollar.

Accounting Policy

The Company considers the decommissioning fund as a financial asset measured at fair value through profit or loss, in which financial gains and losses are recognized in the financial result line item, since this fund’s portfolio contains public bonds linked to the variation of the U.S. dollar. In addition, the financial income incurred over the year is subject to due taxation of income tax at source.